Average Annual Total Returns - Direxion Daily 20 Plus Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares 1 Year	Direxion Daily 20+ Year Treasury Bear 3X Shares 5 Years	Direxion Daily 20+ Year Treasury Bear 3X Shares 10 Years	Direxion Daily 20+ Year Treasury Bear 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily 20+ Year Treasury Bear 3X Shares Return After Taxes on Distributions 5 Years	Direxion Daily 20+ Year Treasury Bear 3X Shares Return After Taxes on Distributions 10 Years	Direxion Daily 20+ Year Treasury Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily 20+ Year Treasury Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily 20+ Year Treasury Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ICE U.S. Treasury 20+ Year Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE U.S. Treasury 20+ Year Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE U.S. Treasury 20+ Year Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(54.27%)	(27.68%)	(30.59%)	(54.30%)	(27.81%)	(30.65%)	(32.13%)	(17.21%)	(12.68%)	18.06%	8.05%	8.21%	18.40%	15.22%	13.88%